Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue by Type of Good or Service

Revenue by type of good or service

	2016	2017	2018
In-store revenue	12,668	15,434	15,595
Platform services revenue	180,937	296,350	488,995
Platform fulfilment revenue	48,511	74,182	97,794
	242,116	385,966	602,384